Other Obligations - Summary of Other Obligations (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2000 CNY (¥)
Classes of other provisions [abstract]
One-off cash housing subsidies	¥ 2,496		¥ 2,496	¥ 4,142
Others	131		282
Sub-total	2,627		2,778
Less: Current portion	(2,529)	$ (388)	(2,604)
Other obligations, noncurrent	¥ 98	$ 16	¥ 174